EQUITY (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Equity
Preferred shares issued and fully issued paid: June 30, 2024: Nil, (December 31, 2023: Nil) preferred shares, no par value
Common shares issued and fully paid:
June 30, 2024: 9,865,767*, (December 31, 2023: 8,377,897) common shares, no par value	$ 62,029	¥ 450,782	¥ 450,782